Prepayments and other assets (Tables)	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other assets (Table)

The amounts in the consolidated condensed balance sheets are analyzed as follows:

	Period/Year ended
	June 30, 2021	December 31, 2020
Insurance claims receivable (Note 9)	$4,500	$—
Prepayments and other assets	$1,266	$949
Total prepayments and other assets	$5,766	$949